FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE

Composition of the Group’s financial assets and financial liabilities:

	December 31,
	2023	2022
Financial assets at amortized cost:
Cash and cash equivalents	168	1,398
Other current receivables	424	3,673
Total financial assets	592	5,071

SCHEDULE OF FINANCIAL LIABILITIES FAIR VALUE THROUGH PROFIT OR LOSS

	December 31,
	2023	2022
Financial liabilities at fair value through profit or loss:
Convertible notes	377	563
Trade and other payables	12,487	3,622
Bridge loans	2,233	3,682
Pre-paid advance	700	-
Derivatives	1,143	-
Total financial liabilities at fair value through profit or loss	16,940	7,867

Financial liabilities at amortized cost:
Convertible promissory note	1,013	-
Lease liabilities	649	-
Government grants	153	-
Borrowing from related parties	-	-
Total financial liabilities at amortized cost	1,815	-
Total financial liabilities	18,755	7,867

SCHEDULE OF FOREIGN CURRENCY SENSITIVITY ANALYSIS

	Change in NIS rate	Effect on net loss
December 31, 2023	10%	165
December 31, 2022	10%	73

	Change in AUD rate	Effect on net loss
December 31, 2023	10%	19
December 31, 2022	10%	127

	Change in SGD rate	Effect on net loss
December 31, 2023	10%	14
December 31, 2022	10%	-

	Change in EUR rate	Effect on net loss
December 31, 2023	10%	10
December 31, 2022	10%	3

SCHEDULE OF UNDISCOUNTED FINANCIAL LIABILITIES

	Less than one year	1 to 2 years		2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total

Trade and other payables	12,487	-		-	-	-	-	12,487
Bridge loans	1,750	453		15	15	-	-	2,233
Government grants	153	-		-	-	-	-	153
Lease liability	81	81		74	74	74	265	649
Convertible promissory note	1,013	-		-	-	-	-	1,013
Pre-paid advance	700	-	-	-	-	-	-	700
Convertible note	377	-		-	-	-	-	377
Financial derivatives	1,143	-		-	-	-	-	1,143
	17,704	534		89	89	74	265	18,755

As of December 31, 2022

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total

Trade and other payables	3,622	-	-	-	-	-	3,622
Bridge loans	-	1,031	-	-	-	-	1,031
Government grants	75	84	-	-	-	-	159
Lease liability	72	72	72	72	72	353	713
Borrowings from related parties	710	-	-	-	-	-	710
	4,479	1,187	72	72	72	353	6,235

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)